RISK MANAGEMENT - Structural interest rate risk - Accounting sensitivity exercise (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management [abstract]
Accounting sensitivity exercise to variations in interest rates, basis point increase (as a percent)	1.00%
Accounting sensitivity exercise to variations in interest rates, 100 basis point increase, net income before income tax expense, increase (decrease), amount	$ 83,572	$ 33,715
Accounting sensitivity exercise to variations in interest rates, 100 basis point increase, net income before income tax expense, increase (decrease), percentage (as a percent)	1.10%	0.46%
Accounting sensitivity exercise to variations in interest rates, 100 basis point increase, other comprehensive income (loss) in equity, amount	$ 835,812	$ 868,462